Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows used in operating activities:
Net loss	$ (803,150)	$ (1,384,385)
Adjustments to reconcile net loss to net cash provided/(used in) by operating activities:
Depreciation and amortization	935,477	1,092,027
Stock-based compensation	1,181,379	1,882,533
Gain on sale of discontinued operations, net of income taxes	(3,391,451)
Allowance for doubtful accounts or bad debt expense	134,811
Tax benefit from utilization of loss from current year operations	(1,507,791)
Changes in operating assets and liabilities:
Accounts receivable	1,533,827	(1,101,549)
Inventory	(9,261)	(10,482)
Other assets	(79,180)	478,919
Accounts payable and accrued expenses	396,352	(724,050)
Deferred credits	(178,305)	(629,781)
Net cash used in operating activities	(1,787,292)	(396,768)
Cash flows (used in)/provided by investing activities:
Acquisition of property and equipment	(186,956)	(371,390)
Intangible property costs	(253,451)	(224,537)
Proceeds from sale of discontinued operations, net of fees	5,110,855
Net cash (used in)/provided by investing activities	4,670,448	(595,927)
Cash flows provided by/(used in) financing activities:
Payments on debt obligations	(1,500,000)	(1,625,000)
Payments on capital lease obligation	(57,033)	(50,949)
Proceeds from the exercise of options and warrants	111,957	69,978
Net cash used in financing activities	(1,445,076)	(1,605,971)
Net change in cash	1,438,080	(2,598,666)
Cash and cash equivalents-beginning of period	6,340,461	8,939,127
Cash and cash equivalents-end of period	7,778,541	6,340,461
Supplemental disclosure of cash flow information
Cash paid for interest	178,646	297,875
Dividend on preferred stock	102,327	119,754
Cash paid for income taxes	$ 14,010	$ 21,618